Financial instruments - Liabilities Mature (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Long-term debt obligations	$ 3,931,905
Convertible debentures	346
Advances in aid of construction	60,828
Interest on long-term debt	1,753,259
Purchase obligations	458,288
Environmental obligation	58,484	$ 59,181
Other obligations	153,025
Total obligations	6,500,799
Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	81,765
Commodity contracts for regulatory operations
Derivative [Line Items]
Derivative financial instruments, liabilities	2,899
Due less than 1 year
Derivative [Line Items]
Long-term debt obligations	602,028
Convertible debentures	0
Advances in aid of construction	1,165
Interest on long-term debt	185,231
Purchase obligations	458,288
Environmental obligation	14,970
Other obligations	39,115
Total obligations	1,306,577
Due less than 1 year | Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	4,149
Due less than 1 year | Commodity contracts for regulatory operations
Derivative [Line Items]
Derivative financial instruments, liabilities	1,631
Due 2 to 3 years
Derivative [Line Items]
Long-term debt obligations	468,740
Interest on long-term debt	318,469
Environmental obligation	20,850
Other obligations	2,120
Total obligations	880,187
Due 2 to 3 years | Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	69,099
Due 2 to 3 years | Commodity contracts for regulatory operations
Derivative [Line Items]
Derivative financial instruments, liabilities	909
Due 4 to 5 years
Derivative [Line Items]
Long-term debt obligations	600,721
Interest on long-term debt	257,443
Environmental obligation	1,128
Other obligations	2,696
Total obligations	865,839
Due 4 to 5 years | Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	3,851
Due 4 to 5 years | Commodity contracts for regulatory operations
Derivative [Line Items]
Derivative financial instruments, liabilities	0
Due after 5 years
Derivative [Line Items]
Long-term debt obligations	2,260,416
Convertible debentures	346
Advances in aid of construction	59,663
Interest on long-term debt	992,116
Environmental obligation	21,536
Other obligations	109,094
Total obligations	3,448,196
Due after 5 years | Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	4,666
Due after 5 years | Commodity contracts for regulatory operations
Derivative [Line Items]
Derivative financial instruments, liabilities	$ 359